ACCOUNTS AND OTHER RECEIVABLE	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
ACCOUNTS AND OTHER RECEIVABLE

NOTE – 7 ACCOUNTS AND OTHER RECEIVABLE

Accounts other receivable consisted of the following:

	As of	As of
	March 31, 2025	September 30, 2025
	HKD	HKD

Accounts receivable from third parties, net	6,986,013	15,620,172
Other receivables for investments, disposal of intangible assets and concert tickets	10,096,072	1,219,865
	$17,082,085	$16,840,037

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant. Provision for allowance were nil during the six months ended September 30, 2024 and 2025, respectively.

NOTE – 7 ACCOUNTS AND OTHER RECEIVABLE

Accounts other receivable consisted of the following:

	As of March 31,
	2024	2025
	HKD	HKD

Accounts receivable from third parties, net	826,687	6,986,013
Other receivables for investments, disposal of intangible assets and concert tickets	-	10,096,072
	$826,687	$17,082,085

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant. Provision for allowance were nil during the years ended March 31, 2024 and 2025, respectively.